2. Basis of Preparation - Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
Basis Of Preparation Consolidated Financial Statements
Basis of Preparation - Consolidated Financial Statements

2.          Basis of preparation – consolidated financial statements

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS).

The consolidated financial statements were authorized for issuance by the management board on March 25, 2019.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for financial instruments measured at fair value (see note 12) and monetary assets and liabilities denominated in foreign currencies which are translated at period-end exchange rates. The Group did not opt for a valuation of liabilities at fair value through profit or loss.

Consolidation

The Group controls an entity when it has power over the investee, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. A subsidiary is consolidated from the date on which control is obtained by the Group. It is de-consolidated from the date control ceases.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated.

Functional and presentation currency

The consolidated financial statements are presented in euro, which is also the subsidiaries’ functional currency. All financial information presented in euro has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Presentation of consolidated statements of comprehensive loss

As a clinical-stage biopharmaceutical company with a primary focus on research and development activities, cost of sales and gross profit are not considered meaningful measures for Affimed and therefore are not presented. See note 3 for the Group’s accounting policies related to revenue recognition and research and development expenses.

Foreign currency transactions

Transactions denominated in currencies other than the euro are translated at exchange rates at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the euro are translated at the exchange rate at the date of the consolidated statement of financial position.

The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.

Foreign currency gains or losses that relate to borrowings, cash and cash equivalents and financial assets, except for financial instruments at fair value through other comprehensive income are presented in the statement of comprehensive loss within ‘Finance income / (costs) - net’. All other foreign exchange gains and losses are presented in the statement of comprehensive loss within ‘Other income – net’.